Long-term assets - E.1.6. Impairment testing of goodwill (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Goodwill impairment testing, period of planning horizon	10 years
Colombia
Disclosure of information for cash-generating units [line items]
WACC rate, impairment loss test, Bits Per Second		0.82%
Average EBITDA margin, impairment loss test, Bits Per Second		(1.07%)
CAPEX intensity, impairment loss test, Bits Per Second		0.13%
Nicaragua
Disclosure of information for cash-generating units [line items]
WACC rate, impairment loss test, Bits Per Second	1.54%	1.17%
Minimum
Disclosure of information for cash-generating units [line items]
WACC rates, sensitivity analysis, changes in key assumptions (in percent)	(2.00%)	(2.00%)
Perpetual growth rate, , sensitivity analysis, changes in key assumptions (in percent)	(1.00%)	(1.00%)
EBITDA margin, sensitivity analysis, changes in key assumptions (in percent)	(2.00%)	(2.00%)
CAPEX intensity, sensitivity analysis, changes in key assumptions (in percent)	(1.00%)	(1.00%)
Maximum
Disclosure of information for cash-generating units [line items]
WACC rates, sensitivity analysis, changes in key assumptions (in percent)	2.00%	2.00%
Perpetual growth rate, , sensitivity analysis, changes in key assumptions (in percent)	1.00%	1.00%
EBITDA margin, sensitivity analysis, changes in key assumptions (in percent)	2.00%	2.00%
CAPEX intensity, sensitivity analysis, changes in key assumptions (in percent)	1.00%	1.00%
Bolivia
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	41.30%	41.20%
Average CAPEX intensity	13.60%	15.20%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	15.40%	9.80%
Colombia
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	39.60%	36.00%
Average CAPEX intensity	12.30%	17.20%
Perpetual growth rate	2.00%	2.00%
WACC rate after tax	10.70%	11.40%
Guatemala
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	53.30%	51.20%
Average CAPEX intensity	11.30%	11.60%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	9.70%	10.10%
Costa Rica
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	39.80%	37.50%
Average CAPEX intensity	16.20%	15.50%
Perpetual growth rate	2.00%	2.00%
WACC rate after tax	10.10%	11.80%
El Salvador
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	41.70%	41.00%
Average CAPEX intensity	13.60%	13.00%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	12.10%	14.10%
Nicaragua
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	47.50%	46.80%
Average CAPEX intensity	13.80%	14.50%
Perpetual growth rate	3.00%	2.50%
WACC rate after tax	15.50%	15.00%
Panama
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	46.50%	46.90%
Average CAPEX intensity	13.10%	14.90%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	8.90%	8.80%
Paraguay
Disclosure of information for cash-generating units [line items]
Average EBITDA margin	46.80%	44.50%
Average CAPEX intensity	14.50%	14.90%
Perpetual growth rate	1.00%	1.00%
WACC rate after tax	9.80%	10.00%